Capital and reserves - Share capital and additional paid-in capital (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 13, 2022 $ / shares $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares Vote	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 $ / shares	May 16, 2023 CNY (¥)	May 16, 2023 USD ($)	Jul. 11, 2022 $ / shares
Capital and reserves
Number of shares authorized		10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Share capital | ¥		¥ 95,000	¥ 94,000	¥ 95,000
Decrease in number of shares outstanding				(3,462,870)
2022 share repurchase program
Capital and reserves
Number of shares repurchased				3,462,868
2023 and 2024 share repurchase program
Capital and reserves
Decrease in number of shares outstanding			(13,817,852)
Treasury shares
Capital and reserves
Number of shares issued		20,356,896	15,878,028	18,834,996
Additional paid-in capital
Capital and reserves
Cash considerations paid									¥ 730,898,000	$ 105
Ordinary shares
Capital and reserves
Ordinary shares, par value | $ / shares	$ 0.00001										$ 0.00001
Number of shares issued	41,586,200	1,263,689,685	1,249,871,833	1,263,689,685
Share capital | ¥		¥ 95,000	¥ 94,000	¥ 95,000
Number of over allotment shares	486,200
Price per share | $ / shares	$ 13.8
Ordinary shares | Treasury shares
Capital and reserves
Number of restricted shares became vested		636,608	2,320,360	4,161,100	3,897,180
Class A ordinary shares
Capital and reserves
Number of votes | Vote			1
Conversion of ordinary shares			1
Class A ordinary shares | Treasury shares
Capital and reserves
Number of shares repurchased					6,111,276
Class B ordinary shares
Capital and reserves
Number of votes | Vote			3